Loss per share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Loss per share	Loss per share
Basic and diluted net loss per share for the years ended December 2022, 2023 and 2024 have been calculated as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net loss attributable to ECARX Holdings Inc.	(1,564,878)	(940,506)	(932,315)
Accretion of Redeemable Convertible Preferred Shares	(354,878)	—	—
Numerator for basic and diluted net loss per share calculation	(1,919,756)	(940,506)	(932,315)

Denominator:
Weighted average number of ordinary shares – basic and diluted	239,296,386	337,407,225	336,641,846
Net loss per share attributable to ordinary shareholders
— Basic and diluted	(8.02)	(2.79)	(2.77)
For the purposes of calculating loss per share for the year ended December 31, 2022, the weighted average number of ordinary shares outstanding used in the calculation has been retrospectively adjusted to reflect the issuance of Class A and Class B ordinary shares in connection with the Recapitalization (see Note 1(b)), as if the Reorganization had occurred at the beginning of the earliest period presented.
The potentially dilutive instruments that have not been included in the calculation of diluted loss per share as their inclusion would be anti-dilutive are as follows:

	Year ended December 31,
	2022	2023	2024
Warrants	23,871,971	23,871,971	23,871,971
Options	12,853,364	11,260,718	15,935,056
RSU	—	—	218,884
PSU	—	—	792,000
Convertible notes	5,652,174	5,652,174	5,652,174